Description of the business and summary of significant accounting policies - Foreign currency exchange differences and liabilities and provisions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / $ USD ($)	Dec. 31, 2022 ₡ / $ USD ($)	Dec. 31, 2022 USD ($) Q / $	Dec. 31, 2021 USD ($)		Dec. 31, 2021 $ / $ USD ($)	Dec. 31, 2021 ₡ / $ USD ($)	Dec. 31, 2021 Q / $ USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 $ / $ USD ($)	Dec. 31, 2020 ₡ / $ USD ($)	Dec. 31, 2020 USD ($) Q / $	Apr. 18, 2023 MXN ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $
Description of the business and summary of significant accounting policies
Average exchange rate for year	4,255.44	20.1254	649.5908	7.7765	3,751.33		20.2818	624.3460	7.7589	3,695.48		21.4961	588.4240	7.7292
Exchange rate	4,810.20	4,810.20	4,810.20	4,810.20	3,981.16		3,981.16	3,981.16	3,981.16	3,428.26		3,428.26	3,428.26	3,428.26	18.0638	19.36	594.9700	7.8515	20.58	645.900	7.7285	19.9487	615.7800	7.8095
Exchange differences on translation of foreign operations	$ 3,471,000				$ (10,489,000)	[1]				$ (38,699,000)	[1]

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.